Financial instruments, Fair value (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets [Abstract]
Financial assets, carrying amount	R$ 877,353	R$ 763,342
Financial assets, fair value	877,353	763,342
Financial liabilities [Abstract]
Financial liabilities, carrying amount	1,708,558	1,854,027
Financial liabilities, fair value	1,708,558	1,854,027
Loans and Financing [Member] | Loans and Financing [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	385,514	26,697
Financial liabilities, fair value	385,514	26,697
Trade Accounts Payable [Member] | Loans and Financing [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	128,113	108,435
Financial liabilities, fair value	128,113	108,435
Debentures [Member] | Loans and Financing [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	1,068,979	1,665,629
Financial liabilities, fair value	1,068,979	1,665,629
Loans from Related Parties [Member] | Loans and Financing [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	44,904	2,579
Financial liabilities, fair value	44,904	2,579
Accounts Payable from Investment Acquisition [Member] | Loans and Financing [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	0	9,712
Financial liabilities, fair value	0	9,712
Accounts Payable from Land and Others Asset Acquisition [Member] | Loans and Financing [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	19,377	16,755
Financial liabilities, fair value	19,377	16,755
Put Option on the Company's shares [Member] | Fair Value Through Profit or Loss [Member] | Level 3 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	37,884	0
Financial liabilities, fair value	37,884	0
Obligations Relating to Discontinued Operation [Member] | Loans and Financing [Member] | Level 2 [Member]
Financial liabilities [Abstract]
Financial liabilities, carrying amount	23,787	24,220
Financial liabilities, fair value	23,787	24,220
Cash And Cash Equivalents [Member] | Fair Value Through Profit or Loss [Member] | Level 1 [Member]
Financial assets [Abstract]
Financial assets, carrying amount	84,687	31,083
Financial assets, fair value	84,687	31,083
Marketable Securities [Member] | Fair Value Through Profit or Loss [Member] | Level 2 [Member]
Financial assets [Abstract]
Financial assets, carrying amount	42	14
Financial assets, fair value	42	14
Trade Accounts Receivable [Member] | Loans and Receivables [Member] | Level 2 [Member]
Financial assets [Abstract]
Financial assets, carrying amount	778,106	722,493
Financial assets, fair value	778,106	722,493
Receivables from Related Parties [Member] | Loans and Receivables [Member] | Level 2 [Member]
Financial assets [Abstract]
Financial assets, carrying amount	14,518	9,752
Financial assets, fair value	R$ 14,518	R$ 9,752